Income and social contribution taxes, Consolidated income and social contribution tax loss carryforwards not recognized (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	Dec. 31, 2014
Income and social contribution tax loss carryforwards [Abstract]
Total income and social contribution tax loss carryforwards	R$ 708,639 [1]	R$ 1,453,249		R$ 1,078,049	R$ 812,925
Maximum offset percentage of taxable profit	30.00%

[1]	In accordance with the Brazilian tax legislation, loss carryforwards can be used to offset up to 30% of taxable profit for the year and do not expire.